LONG-TERM DEBT - Other Information (Details)	1 Months Ended	3 Months Ended
	Nov. 30, 2015	Mar. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($) instrument	Dec. 31, 2014 USD ($)
Unsecured debt
Number of unsecured debt instruments | instrument		2	2
Unsecured notes		$ 54,200,000	$ 55,900,000
Credit facility information
Outstanding borrowings		3,375,431,000	3,371,679,000	$ 3,242,470,000
Pollution control revenue bonds, Moffat County, CO Variable Rate Demand Series 2009, due 2036
Credit facility information
Outstanding borrowings		46,800,000	46,800,000	46,800,000
Revolving Credit Agreement
Credit facility information
Maximum borrowing capacity		750,000,000	750,000,000
Outstanding borrowings		316,000,000	271,000,000	$ 50,000,000
Available borrowing capacity		$ 386,000,000	$ 431,000,000
Revolving Credit Agreement | Pollution control revenue bonds, Moffat County, CO Variable Rate Demand Series 2009, due 2036 | Bank of America
Credit facility information
Letter of credit, period	364 days	364 days